Initial Public Offering	5 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Proposed Public Offering [Abstract]
Initial Public Offering

NOTE 3.   INITIAL PUBLIC OFFERING

On November 26, 2019, the Company closed the Offering for the sale of 17,250,000 Units (including the underwriters' full exercise of their overallotment option) at a price of $10.00 per Unit, generating gross proceeds of $172.5 million, and incurring offering costs of approximately $10.0 million, including approximately $6.0 million in deferred underwriting commissions.

Each Unit consists of one share of the Company's Class A common stock, par value $0.0001 per share and one-half of one redeemable warrant (the "Public Warrants"). Each whole Public Warrant is exercisable to purchase one share of the Company's Class A common stock at an exercise price of $11.50 per share (see Note 6).

3. Initial Public Offering

On November 26, 2019, the Company closed the Offering for the sale of 17,250,000 Units (including the underwriters’ full exercise of their overallotment option) at a price of $10.00 per Unit, generating gross proceeds of $172.5 million, and incurring offering costs of approximately $10.0 million, including approximately $6.0 million in deferred underwriting commissions.

Each Unit consists of one share of the Company’s Class A common stock, par value $0.0001 per share and one-half of one redeemable warrant (the “Public Warrants”). Each whole Public Warrant is exercisable to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share (see Note 6).